Financial Information as per operating segments (Details 13) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Distribution costs	$ (337,101,549)	$ (327,543,973)	$ (314,391,183)
Administrative expenses	(138,811,668)	(136,975,243)	(152,376,458)
Other expenses by function	(230,349,566)	(241,479,749)	(216,236,609)
Other expenses included in 'Other expenses by function'	1,472,538	1,427,727	1,428,428
Total MSD&A	$ (704,790,245)	$ (704,571,238)	$ (681,575,822)